Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]
Summary of the related party transactions discussed in all sections above.

	Years Ended December 31,
	2016	2015	2014
	(Millions)
Service revenues	$31	$—	$—
Product costs	181	169	186
Operating and maintenance expenses - employee costs	470	498	413
Selling, general, and administrative expenses:
Employee direct costs	344	368	331
Employee allocated costs	160	195	171